UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22020
Morgan Stanley FX Series Funds.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley FX Alpha Strategy Portfolio
Portfolio of Investments January 31, 2009 (unaudited)

NUMBER OF
CONTRACTS		VALUE
	Put Options Purchased (0.0%)
1	Singapore Dollar $ Foreign Currency Option February/2009 @1.48
	(Cost $9,221)	$0

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (96.0%)
	Investment Company
39,696	Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $39,696,481)		39,696,481

	Total Investments (Cost $39,705,702) (b)	96.0%	39,696,481
	Total Options Written Outstanding (Premiums received $3,614)	0.0	0
	Other Assets in Excess of Liabilities	4.0	1,653,926

	Net Assets	100.0%	$41,350,407

(a)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at January 31, 2009:

NUMBER OF		EXERCISE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE

	Call option on
2,492	Singapore Dollar	$1.52	February 2009	$3,614	$0

Forward Foreign Currency Contracts Open at January 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

GBP	80,862		$115,575	02/02/2009	$(1,602)
	$114,421	GBP	80,863	02/02/2009	2,765
CAD	260		$210	02/06/2009	(2)
GBP	282		$404	02/06/2009	(5)
	$181	BRL	420	02/06/2009	(1)
CHF	436		$376	02/06/2009	0
PLN	801		$231	02/06/2009	2
	$1,086	EUR	844	02/06/2009	(5)
AUD	1,004		$640	02/06/2009	3
	$679	TRY	1,115	02/06/2009	(2)
	$601	NZL	1,184	02/06/2009	0
	$119	ZAR	1,206	02/06/2009	(1)
SGD	1,468		$972	02/06/2009	0
SEK	1,668		$202	02/06/2009	3
	$273	MXN	3,917	02/06/2009	(1)
	$6,845	EUR	5,187	02/06/2009	(205)
TWD	5,327		$158	02/06/2009	0
AUD	34,906		$23,104	02/06/2009	938
	$739	PHP	35,026	02/06/2009	0
CHF	42,270		$37,137	02/06/2009	691
	$1,461,999	JPY	49,967	02/06/2009	0
TWD	53,082		$1,573	02/06/2009	(4)
ILS	110,074		$27,408	02/06/2009	368
SGD	156,153		$103,824	02/06/2009	400
	$53,605	NOK	358,747	02/06/2009	(1,826)
CAD	682,484		$558,192	02/06/2009	1,684
GBP	740,376		$1,045,922	02/06/2009	(26,854)
CZK	871,072		$41,760	02/06/2009	1,768
	$475,743	BRL	1,102,820	02/06/2009	(1,463)
CHF	1,105,015		$971,493	02/06/2009	18,713
	$90,438	MXN	1,284,731	02/06/2009	(1,160)
TWD	1,539,633		$45,619	02/06/2009	(105)
PLN	2,106,351		$642,946	02/06/2009	38,643
	$2,928,277	EUR	2,213,763	02/06/2009	(94,153)
AUD	2,604,991		$1,731,902	02/06/2009	77,656
	$1,798,778	TRY	2,930,569	02/06/2009	(19,743)
	$1,649,651	NZL	3,112,315	02/06/2009	(70,022)
	$312,504	ZAR	3,170,255	02/06/2009	(2,578)
SGD	3,701,233		$2,463,334	02/06/2009	11,910
SEK	4,383,964		$554,434	02/06/2009	30,513
HUF	7,921,685		$36,780	02/06/2009	2,737
	$642,738	MXN	9,011,189	02/06/2009	(16,539)
TWD	33,539,469		$993,026	02/06/2009	(3,382)
KRW	57,552,421		$41,405	02/06/2009	(320)
	$127,856	CLP	78,682,736	02/06/2009	(451)
	$1,963,564	PHP	92,056,270	02/06/2009	(22,002)
TWD	104,425,588		$3,096,385	02/06/2009	(5,946)
	$1,472,828	JPY	131,323,221	02/06/2009	(10,829)
	$262,657	COP	607,526,343	02/06/2009	(13,630)

		Net Unrealized Depreciation			$(104,037)

Currency Abbreviations :

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar

MS FX Alpha Strategy Portfolio
Notes to the Portfolio of Investments
FAS 157
1/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$39,696,481	$39,696,481	—
Other Financial Instruments*	(104,037)	—	(104,037)	—

Total	$39,592,444	$39,696,481	($104,037)	$0

*	Other financial instruments include forward contracts.
Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are are valued at the mean between the last reported bid and asked price; (3) listed options are valued at the latest price published by the commodities exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their lataest bid and aked price; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (5) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley FX Alpha Plus Strategy Portfolio
Portfolio of Investments January 31, 2009 (unaudited)

NUMBER OF
CONTRACTS		VALUE
	Put Options Purchased (0.0%)
18,631	Singapore Dollar $ Foreign Currency Option February/2009 @1.48
	Total Call Options Purchased (Cost $68,933)	$0

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (91.4%)
	Investment Company
118,925	Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $118,925,254)		118,925,254

	Total Investments (Cost $118,994,187) (b)	91.4%	118,925,254

	Total Written Options Outstanding (Premiums received $27,014)	0.0	0
	Other Assets in Excess of Liabilities	8.6	11,136,167

	Net Assets	100.0%	$130,061,421

(a)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at January 31, 2009:

NUMBER OF		EXERCISE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE

	Call option on
18,631	Sigapore Dollar	$1.52	February 2009	$27,014	$0

Forward Foreign Currency Contracts Open at January 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

AUD	210,496		$139,328	02/06/2009	$5,657
CHF	293,596		$257,944	02/06/2009	4,796
TWD	445,479		$13,254	02/06/2009	20
ILS	813,217		$202,489	02/06/2009	2,721
SGD	1,091,777		$725,906	02/06/2009	2,794
	$396,900	NOK	2,656,211	02/06/2009	(13,519)
TWD	4,262,920		$126,309	02/06/2009	(291)
CAD	5,054,497		$4,133,983	02/06/2009	12,472
GBP	5,483,240		$7,746,118	02/06/2009	(198,879)
CZK	6,435,396		$308,515	02/06/2009	13,062
	$3,523,369	BRL	8,167,521	02/06/2009	(10,834)
CHF	8,203,229		$7,212,010	02/06/2009	138,920
	$632,395	MXN	8,983,582	02/06/2009	(8,115)
PLN	15,599,719		$4,761,681	02/06/2009	286,192
	$21,737,722	EUR	16,433,610	02/06/2009	(698,931)
AUD	19,340,652		$12,858,439	02/06/2009	576,555
	$13,321,798	TRY	21,703,874	02/06/2009	(146,216)
	$12,217,360	NZD	23,049,882	02/06/2009	(518,582)
	$2,313,819	ZAR	23,472,999	02/06/2009	(19,091)
SGD	27,476,146		$18,286,587	02/06/2009	88,415
SEK	32,467,727		$4,106,148	02/06/2009	225,981
HUF	58,524,784		$271,727	02/06/2009	20,223
	$4,798,031	MXN	67,268,397	02/06/2009	(123,466)
TWD	243,235,179		$7,201,634	02/06/2009	(24,528)
KRW	425,193,178		$305,894	02/06/2009	(2,362)
	$946,665	CLP	582,577,708	02/06/2009	(3,342)
	$14,542,210	PHP	681,771,279	02/06/2009	(162,945)
TWD	785,271,465		$23,284,550	02/06/2009	(44,717)
	$10,907,808	JPY	972,583,813	02/06/2009	(80,202)
	$1,944,750	COP	4,498,206,870	02/06/2009	(100,920)

		Net Unrealized Depreciation			(779,131)

Currency Abbreviations :

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombia
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar

MS FX Alpha Plus Strategy Portfolio
Notes to the Portfolio of Investments
FAS 157
1/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$118,925,254	$118,925,254	—
Other Financial Instruments*	(779,131)	—	(779,131)	—

Total	$118,146,123	$118,925,254	($779,131)	$0

*	Other financial instruments include forward contracts.
Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are are valued at the mean between the last reported bid and asked price; (3) listed options are valued at the latest price published by the commodities exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their lataest bid and aked price; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (5) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley FX Series Funds.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009

3